Schedule of movement in contract liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract Liabilities
Beginning balance, contract liabilities	$ 147,640	$ 152,211
Revenue recognized that was included in the opening contract liability balance	(144,825)	(150,601)
Increases due to cash received or amounts invoiced in advance of performance	167,400	146,030
Ending balance, contract liabilities	$ 170,215	$ 147,640